Share-based Compensation (Tables)	3 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Award Activity Under the 2022 RSU Plan
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards	Weighted Average Grant Date Fair Value Per Award
Outstanding as of March 31, 2026	1	$59.59
Vested	(1)	$65.83
Outstanding and expected to vest as of June 30, 2026	0	$50.20

Schedule of Omnibus Incentive Plan
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2026	18	$120.64
Granted	11	$208.44
Vested	(4)	$117.88
Cancelled and forfeited	(1)	$141.16
Outstanding and expected to vest as of June 30, 2026	24	$159.77
(1)    Awards and weighted average grant date fair value per award exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Schedule of Share-Based Compensation Cost
A summary of share-based compensation cost recognized in the Condensed Consolidated Income Statements is as follows:

	Three Months Ended June 30,
(in millions)	2026	2025
Cost of sales	$9	$7
Research and development	247	174
Selling, general and administrative	87	60
Pre-tax share-based compensation cost	$343	$241
Less: income tax effect	72	46
Net share-based compensation cost	$271	$195